Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Asset, Net	Intangible assets, net consisted of the following:
	As of
	December 31,	June 30,
	2023	2024
	RMB	RMB	US$
Software	2,096,218	2,324,733	326,196
Less: accumulated depreciation	(101,350)	(207,661)	(29,138)
	1,994,868	2,117,072	297,058
Less: impairment charges	-	(567,017)	(79,561)
Intangible assets, net	1,994,868	1,550,055	217,497